Income tax (Tables)	3 Months Ended
Apr. 30, 2019
Income Taxes [Abstract]
Disclosure of income tax credits

	Three months ended April 30, 2019	Three months ended April 30, 2018
	£000s	£000s
Current period research and development tax credit on qualifying expenditure	705	1,036
Tax credit / (expense) related to the US operations	106	(90)
Total current tax	811	946

Release of temporary difference relating to intangible asset	31	—
Total deferred tax	31	—

Total tax credit for the period	842	946